Provisions for other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions for Other Liabilities
The table below shows the movements in the Group's provisions for other liabilities categorized by type of provision:

	Labor, legal and other claims	Others	Total
At January 1, 2018	4,838	5	4,843
Additions	1,147	—	1,147
Used during year	(1,379)	—	(1,379)
Exchange differences	(986)	—	(986)
At December 31, 2018	3,620	5	3,625
Additions	527	41	568
Used during year	(774)	—	(774)
Exchange differences	(247)	—	(247)
At December 31, 2019	3,126	46	3,172

Analysis of total provisions:

	2019	2018
Non current	2,936	3,296
Current	236	329
	3,172	3,625